Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 244,375,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,748.19
Total Offset Amount	0.00
Net Fee	$ 19,938.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A